Financing receivables - Changes in total allowance for CECL (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		¥ 2,416		¥ 4,056		¥ 64,787
Provision for credit losses, Allowances for current expected credit losses		164	[1]	30	[1]	1,570
Write-offs, Allowances for current expected credit losses				(1,908)		(63,127)	[2]
Other, Allowances for current expected credit losses	[3]	(36)		238		826	[4]
Ending balance, Allowances for current expected credit losses		2,544		2,416		4,056
Allowances against receivables other than loans [Roll Forward]
Opening balance, Allowances against receivables other than loans	[5]	15,631		1,776		1,559
Provision for credit losses, Allowances against receivables other than loans	[5]	(876)	[1]	13,608	[1]	4
Write-offs, Allowances against receivables other than loans	[5]						[2]
Other, Allowances against receivables other than loans	[3],[5]	(379)		247		213	[4]
Ending balance, Allowances against receivables other than loans	[5]	14,376		15,631		1,776
Total allowances for current expected credit losses [Roll Forward]
Opening balance, Total allowances for current expected credit losses		18,047		5,832		66,346
Provision for credit losses, Total allowances for current expected credit losses		(712)	[1]	13,638	[1]	1,574
Write-offs, Total allowances for current expected credit losses				(1,908)		(63,127)	[2]
Other, Total allowances for current expected credit losses	[3]	(415)		485		1,039	[4]
Ending balance, Total allowances for current expected credit losses		16,920		18,047		5,832
Loans at banks [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		785		1,126		2,434
Provision for credit losses, Allowances for current expected credit losses		100	[1]	(341)	[1]	672
Write-offs, Allowances for current expected credit losses						(1,523)	[2]
Other, Allowances for current expected credit losses	[3]					(457)	[4]
Ending balance, Allowances for current expected credit losses		885		785		1,126
Short-term secured margin loans [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses
Provision for credit losses, Allowances for current expected credit losses			[1]		[1]
Write-offs, Allowances for current expected credit losses							[2]
Other, Allowances for current expected credit losses	[3]						[4]
Ending balance, Allowances for current expected credit losses
Corporate loans [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		1,631		2,930		62,353
Provision for credit losses, Allowances for current expected credit losses		64	[1]	371	[1]	898
Write-offs, Allowances for current expected credit losses				(1,908)		(61,604)	[2]
Other, Allowances for current expected credit losses	[3]	(36)		238		1,283	[4]
Ending balance, Allowances for current expected credit losses		¥ 1,659		¥ 1,631		¥ 2,930

[1]	A provision for credit losses in connection with settlement failures with a broker counterparty was recognized during the year ended March 31, 2024.
[2]	Includes ¥59,025 million of write-offs in connection with the U.S. Prime Brokerage Event during the year ended March 31, 2023.
[3]	Primarily includes recoveries and foreign exchange movements. The amounts of recoveries for the year ended March 31, 2023 and 2024 and 2025 were not significant.
[4]	Includes a reduction in allowances for current expected credit losses of ¥2,071 million in connection with the U.S. Prime Brokerage Event during the years ended March 31, 2023.
[5]	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.